TAXES, Component of Income Before Provision For Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
TAXES [Abstract]
Domestic	$ 163,866	$ (568,781)	$ (263,377)	$ (91,002)
Foreign	(24,308)	(318,603)	(72,922)	(136,998)
Income (loss) before provision for income taxes	$ 139,558	$ (887,384)	$ (336,299)	$ (228,000)